NET INTEREST INCOME (Details) - Schedule of Net Interest Income - The Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income		£ 16,098	£ 16,216	[1]	£ 15,853	[1]
Deposits from banks, excluding liabilities under sale and repurchase agreements		1.39%	1.36%		1.18%
Deposits from banks, excluding liabilities under sale and repurchase agreements		£ (87)	£ (81)		£ (80)
Customer deposits, excluding liabilities under sale and repurchase agreements		0.65%	0.60%		0.56%
Customer deposits, excluding liabilities under sale and repurchase agreements		£ (2,054)	£ (1,997)		£ (1,936)
Debt securities in issue	[2]	0.71%	0.10%		0.18%
Debt securities in issue	[2]	£ (476)	£ (66)		£ (120)
Subordinated liabilities		9.89%	10.18%		10.03%
Subordinated liabilities		£ (921)	£ (1,072)		£ (1,242)
Lease liabilities		2.41%	2.44%		2.38%
Lease liabilities		£ (39)	£ (1)		£ (1)
Liabilities under sale and repurchase agreements		1.08%	0.87%		0.54%
Liabilities under sale and repurchase agreements		£ (301)	£ (245)		£ (110)
Total interest and similar expense	[3]	0.91%	0.78%		0.77%
Total interest and similar expense	[3]	£ (3,878)	£ (3,462)	[1]	£ (3,489)	[1]
Net interest income		£ 12,220	£ 12,754	[1]	£ 12,364	[1]
Interest and similar income [member]
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to customers		3.21%	3.23%		3.18%
Loans and advances to customers		£ 15,281	£ 15,049		£ 14,554
Loans and advances to banks		0.57%	0.76%		0.41%
Loans and advances to banks		£ 269	£ 462		£ 253
Debt securities held at amortised cost		2.26%	1.61%		1.98%
Debt securities held at amortised cost		£ 118	£ 66		£ 66
Interest receivable on financial assets held at amortised cost		2.97%	2.93%		2.84%
Interest receivable on financial assets held at amortised cost		£ 15,668	£ 15,577		£ 14,873
Financial assets at fair value through other comprehensive income		1.64%	1.98%
Financial assets at fair value through other comprehensive income		£ 430	£ 639
Available-for-sale financial assets					1.96%
Available-for-sale financial assets					£ 980
Total interest and similar income	[4]	2.90%	2.88%		2.77%
Total interest and similar income	[4]	£ 16,098	£ 16,216		£ 15,853

[1]	Restated, see note 1.
[2]	The impact of the Group's hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.25 per cent (2018: 2.74 per cent; 2017: 2.43 per cent).
[3]	Includes 119 million (2018: 10 million; 2017: 50 million) of interest expense on assets with negative interest rates.
[4]	Includes 26 million (2018: 31 million; 2017: 12 million) of interest income on liabilities with negative interest rates and 39 million (2018: 45 million; 2017: 49 million) in respect of interest income on finance leases.